Reporting Entity	12 Months Ended
Mar. 31, 2026
General Information About Financial Statements [Abstract]
Reporting Entity	Reporting Entity
Takeda Pharmaceutical Company Limited (the “Company”) is a public company incorporated in Japan. The Company and its subsidiaries (collectively, “Takeda”) has a diverse portfolio, engaged primarily in the research, development, production and global commercialization of pharmaceutical products. Takeda is a global R&D-driven biopharmaceutical company focused on discovering and delivering life-transforming treatments in our core therapeutic areas of gastrointestinal and inflammation, neuroscience and oncology, and through our plasma-derived therapies and vaccine business. Takeda’s principal pharmaceutical products are grouped into the following categories: Gastroenterology (“GI”), Rare Diseases, Plasma-Derived Therapies (“PDT”), Oncology, Vaccines and Neuroscience.